20 Financial instruments (Details 6) - US $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 5,274,854
2021 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	336,000
2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	200,000
2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	688,854
2025 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	400,000
2028 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	1,250,000
2030 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	800,000
2031 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	800,000
2032 [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 800,000